Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2023
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current portion	$56,042	-	$56,042	-
Interest rate swap contracts, long-term portion	$168,138	-	$168,138	-
	Fair Value Measurement as of December 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$1,142,682	-	$1,142,682	-
Interest rate swap contracts, long-term portion	$2,669,244	-	$2,669,244	-

Fair Value Measurements, Nonrecurring [Table Text Block]
Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Jonathan P	$7.1	$13.8